Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Schedule of Contractual Maturities of Long-Term Debt	The contractual maturities of long-term debt are as follows:

2014	$1,500,000
2015	3,500,000
2016	1,000,000
2017	1,750,000
2018	—

$7,750,000